Business combinations - Acquisition of Exozet GmbH - Narrative (Details) - Exozet GmbH $ in Millions		12 Months Ended
	Dec. 17, 2019 GBP (£) employee shares	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 17, 2019 USD ($) employee shares
Disclosure of detailed information about business combination [line items]
Number of employees | employee	156			156
Initial cash consideration	£ 15,976,000		£ 16,119,000
Fair value of deferred consideration	£ 1,677,000		1,677,000
Contingent consideration payment period	12 months
Number of instruments issued (in shares) | shares	24,392			24,392
Fair value of equity consideration	£ 847,000		847,000
Fair value of credit loss utilisation refund consideration			£ 200,000
Liabilities from share-based payment transactions | $				$ 2.9
Vesting period	4 years
Credit loss utilisation refund consideration settled		£ 1,500,000
Deferred tax liability	£ 2,540,000
Intangible assets - Client relationships	6,955,000
Goodwill expected to be deductible for tax purposes	0
Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability	2,000,000
Intangible assets - Client relationships	7,000,000
Tax base of intangible assets	£ 0